iShares
®
ESG Optimized MSCI USA ETF
Schedule of Investments
(unaudited)
July 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .3%
Axon Enterprise, Inc.
(a)
..................... 18,826 $ 9,935,610
General Electric Co. ....................... 70,655 25,440,746
Howmet Aerospace, Inc. .................... 52,779 14,897,400
Rocket Lab Corp.
(a)
....................... 43,798 2,844,680
53,118,436
a
Air Freight & Logistics  —  0 .7%
CH Robinson Worldwide, Inc. ................ 75,859 11,206,650
Expeditors International of Washington, Inc. ....... 100,314 16,841,718
28,048,368
a
Automobiles  —  1 .5%
Rivian Automotive, Inc. , Class A
(a)
.............. 302,364 4,601,980
Tesla, Inc.
(a)
............................. 175,471 54,608,330
59,210,310
a
Banks  —  0 .8%
Fifth Third Bancorp ....................... 82,315 4,650,798
PNC Financial Services Group, Inc. (The) ........ 72,789 18,187,787
U.S. Bancorp ........................... 169,178 10,659,906
33,498,491
a
Beverages  —  0 .7%
Coca-Cola Co. (The) ...................... 250,307 21,924,390
Keurig Dr Pepper, Inc. ..................... 138,035 4,295,649
26,220,039
a
Biotechnology  —  1 .8%
Alnylam Pharmaceuticals, Inc.
(a)
............... 19,730 4,054,910
Amgen, Inc. ............................ 30,713 11,829,419
Biogen, Inc.
(a)
........................... 25,840 5,244,228
Gilead Sciences, Inc. ...................... 214,898 27,981,869
Insmed, Inc.
(a)
........................... 36,314 3,580,560
Regeneron Pharmaceuticals, Inc. .............. 6,189 4,719,917
Vertex Pharmaceuticals, Inc.
(a)
................ 28,234 13,470,441
70,881,344
a
Broadline Retail  —  0 .4%
eBay, Inc. .............................. 45,789 5,220,404
MercadoLibre, Inc.
(a)
....................... 6,752 12,679,918
17,900,322
a
Building Products  —  1 .2%
Carrier Global Corp. ....................... 93,025 5,749,875
Johnson Controls International PLC ............ 82,449 12,091,970
Lennox International, Inc. ................... 8,080 3,360,311
Trane Technologies PLC .................... 59,677 27,150,051
48,352,207
a
Capital Markets  —  4 .9%
Bank of New York Mellon Corp. (The) ........... 284,809 44,524,191
BlackRock, Inc.
(b)
......................... 4,301 4,689,767
Cboe Global Markets, Inc. ................... 39,723 12,323,266
Intercontinental Exchange, Inc. ............... 43,060 6,565,789
Moody's Corp. ........................... 31,331 14,988,124
Morgan Stanley .......................... 247,115 51,997,938
Nasdaq, Inc. ............................ 105,209 9,909,636
Raymond James Financial, Inc. ............... 61,992 10,909,352
S&P Global, Inc. ......................... 62,403 25,705,668
State Street Corp. ........................ 96,064 17,691,146
199,304,877
a
Chemicals  —  1 .4%
Ecolab, Inc. ............................ 142,121 39,457,053
Linde PLC ............................. 22,423 10,726,715
Security Shares Value
a
Chemicals (continued)
PPG Industries, Inc. ....................... 38,353 $ 4,238,773
54,422,541
a
Commercial Services & Supplies  —  0 .3%
Veralto Corp. ............................ 144,259 13,584,870
a
Communications Equipment  —  1 .7%
Arista Networks, Inc.
(a)
..................... 103,271 18,624,925
Ciena Corp.
(a)
........................... 12,109 4,565,698
Cisco Systems, Inc. ....................... 280,631 32,550,390
F5, Inc.
(a)
.............................. 26,157 10,530,024
Lumentum Holdings, Inc.
(a)
.................. 4,381 3,127,771
69,398,808
a
Construction & Engineering  —  0 .1%
Quanta Services, Inc. ...................... 6,971 4,652,167
a
Construction Materials  —  0 .6%
CRH PLC .............................. 264,397 25,120,359
a
Consumer Finance  —  0 .9%
American Express Co. ..................... 92,523 31,110,859
Synchrony Financial ....................... 86,404 6,548,559
37,659,418
a
Consumer Staples Distribution & Retail  —  1 .5%
Casey's General Stores, Inc. ................. 29,867 26,014,157
Costco Wholesale Corp. .................... 22,972 21,866,817
Sysco Corp. ............................ 70,333 5,995,185
Target Corp. ............................ 56,482 8,161,084
62,037,243
a
Containers & Packaging  —  0 .3%
Ball Corp. .............................. 79,734 5,174,737
International Paper Co. ..................... 132,758 5,420,509
10,595,246
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 42,181 5,246,051
a
Diversified Telecommunication Services  —  0 .8%
AT&T, Inc. .............................. 313,112 7,279,854
Verizon Communications, Inc. ................ 566,221 26,504,805
33,784,659
a
Electric Utilities  —  0 .8%
Eversource Energy ....................... 201,220 14,405,340
Exelon Corp. ............................ 372,561 17,070,745
31,476,085
a
Electrical Equipment  —  0 .6%
Bloom Energy Corp. , Class A
(a)
................ 14,923 3,071,303
GE Vernova, Inc. ......................... 20,188 19,991,974
23,063,277
a
Electronic Equipment, Instruments & Components  —  0 .6%
Corning, Inc. ............................ 52,477 7,254,945
Keysight Technologies, Inc.
(a)
................. 50,072 15,976,974
23,231,919
a
Energy Equipment & Services  —  0 .9%
Baker Hughes Co. , Class A .................. 368,047 22,263,163
TechnipFMC PLC ........................ 218,333 15,645,743
37,908,906
a

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
ESG Optimized MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Entertainment  —  0 .9%
Electronic Arts, Inc. ....................... 75,098 $ 15,760,066
Netflix, Inc.
(a)
............................ 193,251 13,858,029
Warner Bros Discovery, Inc.
(a)
................ 260,410 6,848,783
36,466,878
a
Financial Services  —  2 .1%
Mastercard, Inc. , Class A .................... 70,298 40,287,784
Visa, Inc. , Class A ........................ 120,560 44,140,633
84,428,417
a
Food Products  —  1 .0%
Bunge Global SA ......................... 121,296 12,885,274
General Mills, Inc. ........................ 388,989 13,906,357
Kraft Heinz Co. (The) ...................... 303,695 7,850,516
McCormick & Co., Inc. , NVS ................. 82,549 4,201,744
38,843,891
a
Ground Transportation  —  0 .3%
Union Pacific Corp. ....................... 21,215 6,197,538
XPO, Inc.
(a)
............................. 19,282 3,875,103
10,072,641
a
Health Care Equipment & Supplies  —  2 .0%
Edwards Lifesciences Corp.
(a)
................ 235,792 20,294,618
IDEXX Laboratories, Inc.
(a)
................... 35,205 19,682,059
STERIS PLC ............................ 120,233 27,461,217
Stryker Corp. ........................... 41,491 13,513,619
80,951,513
a
Health Care Providers & Services  —  1 .1%
Elevance Health, Inc. ...................... 43,919 16,506,517
Humana, Inc. ........................... 19,792 7,201,517
Labcorp Holdings, Inc. ..................... 24,846 7,682,383
Quest Diagnostics, Inc. ..................... 59,761 13,924,911
45,315,328
a
Health Care REITs  —  0 .4%
Welltower, Inc. ........................... 69,063 16,191,130
a
Health Care Technology  —  0 .3%
Veeva Systems, Inc. , Class A
(a)
............... 57,250 11,666,405
a
Hotels, Restaurants & Leisure  —  1 .2%
Booking Holdings, Inc. ..................... 79,242 15,285,782
Chipotle Mexican Grill, Inc. , Class A
(a)
........... 291,930 10,865,634
Hilton Worldwide Holdings, Inc. ............... 52,669 16,879,888
Royal Caribbean Cruises Ltd. ................ 15,779 5,022,456
48,053,760
a
Household Products  —  1 .7%
Church & Dwight Co., Inc. ................... 118,046 11,664,125
Clorox Co. (The) ......................... 103,112 9,850,289
Kimberly-Clark Corp. ...................... 211,963 23,169,676
Procter & Gamble Co. (The) ................. 151,152 21,839,953
66,524,043
a
Industrial Conglomerates  —  0 .6%
3M Co. ................................ 127,544 22,483,456
a
Industrial REITs  —  0 .1%
Prologis, Inc. ............................ 30,371 4,391,950
a
Insurance  —  3 .6%
Arch Capital Group Ltd.
(a)
................... 77,681 7,809,271
Hartford Insurance Group, Inc. (The) ............ 401,502 56,977,149
Marsh & McLennan Companies, Inc. ............ 43,497 8,250,946
MetLife, Inc. ............................ 71,804 6,902,518
Security Shares Value
a
Insurance (continued)
Progressive Corp. (The) .................... 98,011 $ 20,721,486
Prudential Financial, Inc. .................... 233,732 28,534,003
Travelers Companies, Inc. (The) ............... 43,773 16,386,860
145,582,233
a
Interactive Media & Services  —  6 .0%
Alphabet, Inc. , Class A ..................... 293,499 104,523,799
Alphabet, Inc. , Class C , NVS ................. 385,795 137,593,787
242,117,586
IT Services  —  1 .9%
Accenture PLC , Class A .................... 52,663 8,737,845
Cloudflare, Inc. , Class A
(a)
................... 44,484 12,410,146
International Business Machines Corp. .......... 101,429 22,684,596
MongoDB, Inc. , Class A
(a)
................... 17,391 5,869,115
Okta, Inc. , Class A
(a)
....................... 52,457 7,445,222
Snowflake, Inc. , Class A
(a)
................... 30,254 8,872,893
Twilio, Inc. , Class A
(a)
...................... 52,801 10,420,277
76,440,094
a
Life Sciences Tools & Services  —  1 .7%
Agilent Technologies, Inc. ................... 78,116 10,808,911
Danaher Corp. .......................... 58,573 11,420,564
IQVIA Holdings, Inc.
(a)
...................... 50,585 11,888,487
Mettler-Toledo International, Inc.
(a)
............. 11,229 15,903,633
Waters Corp.
(a)
.......................... 27,804 10,490,727
West Pharmaceutical Services, Inc. ............ 24,538 8,366,476
68,878,798
a
Machinery  —  2 .4%
Caterpillar, Inc. .......................... 25,481 20,762,174
CNH Industrial N.V. ....................... 400,996 4,110,209
Cummins, Inc. ........................... 52,520 33,308,184
Deere & Co. ............................ 10,621 6,294,748
Parker-Hannifin Corp. ...................... 4,577 4,469,578
Pentair PLC ............................ 155,402 10,169,507
Xylem, Inc. ............................. 135,823 15,887,216
95,001,616
a
Media  —  0 .1%
AppLovin Corp. , Class A
(a)
................... 8,181 3,238,858
a
Metals & Mining  —  0 .2%
Newmont Corp. .......................... 102,255 9,582,316
a
Multi-Utilities  —  0 .6%
NiSource, Inc. ........................... 538,492 23,925,200
a
Oil, Gas & Consumable Fuels  —  2 .6%
Cheniere Energy, Inc. ...................... 106,237 28,000,886
ONEOK, Inc. ............................ 256,616 23,303,299
Targa Resources Corp. ..................... 82,712 22,362,844
Valero Energy Corp. ....................... 26,556 8,309,372
Williams Companies, Inc. (The) ............... 332,526 23,788,910
105,765,311
a
Passenger Airlines  —  0 .3%
Delta Air Lines, Inc. ....................... 126,230 11,037,551
a
Pharmaceuticals  —  2 .3%
Eli Lilly & Co. ........................... 49,506 56,874,473
Merck & Co., Inc. ......................... 146,724 19,103,465
Royalty Pharma PLC , Class A ................ 74,437 4,349,354
Zoetis, Inc. , Class A ....................... 177,516 13,720,211
94,047,503
a

iShares
®
ESG Optimized MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Professional Services  —  1 .1%
Automatic Data Processing, Inc. ............... 85,342 $ 22,740,229
Broadridge Financial Solutions, Inc. ............ 52,188 8,034,343
Jacobs Solutions, Inc. ...................... 112,793 15,219,159
45,993,731
a
Real Estate Management & Development  —  0 .3%
CBRE Group, Inc. , Class A
(a)
................. 91,533 13,437,960
a
Semiconductors & Semiconductor Equipment  —  17 .2%
Advanced Micro Devices, Inc.
(a)
............... 112,840 53,728,766
Analog Devices, Inc. ....................... 28,783 10,575,162
Applied Materials, Inc. ..................... 91,471 46,437,082
Broadcom, Inc. .......................... 282,306 109,896,080
Intel Corp.
(a)
............................ 303,704 27,394,101
KLA Corp. .............................. 34,962 6,391,753
Lam Research Corp. ...................... 132,490 38,822,220
Marvell Technology, Inc. .................... 72,223 13,546,146
Micron Technology, Inc. ..................... 67,696 55,715,839
NVIDIA Corp. ........................... 1,474,993 296,104,845
NXP Semiconductors N.V. ................... 32,589 7,468,095
QUALCOMM, Inc. ........................ 37,717 5,567,406
Texas Instruments, Inc. ..................... 70,459 19,428,364
691,075,859
a
Software  —  9 .7%
Adobe, Inc.
(a)
............................ 63,630 15,933,588
Autodesk, Inc.
(a)
.......................... 83,697 19,601,837
Cadence Design Systems, Inc.
(a)
.............. 47,993 16,318,580
Datadog, Inc. , Class A
(a)
.................... 18,127 4,857,492
Intuit, Inc. .............................. 33,417 10,562,111
Microsoft Corp. .......................... 420,902 195,601,578
Oracle Corp. ............................ 98,723 12,821,156
Palo Alto Networks, Inc.
(a)
................... 115,833 38,436,864
PTC, Inc.
(a)
............................. 26,864 3,685,741
Salesforce, Inc. .......................... 120,237 22,126,013
ServiceNow, Inc.
(a)
........................ 202,991 22,578,689
Synopsys, Inc.
(a)
......................... 31,156 12,112,207
Trimble, Inc.
(a)
........................... 71,499 4,045,413
Workday, Inc. , Class A
(a)
.................... 37,663 6,038,885
Zscaler, Inc.
(a)
........................... 29,689 4,488,977
389,209,131
a
Specialized REITs  —  1 .9%
American Tower Corp. ..................... 86,653 15,022,164
Crown Castle, Inc. ........................ 123,377 9,413,665
Digital Realty Trust, Inc. .................... 104,495 19,699,398
Equinix, Inc. ............................ 28,172 28,715,156
Iron Mountain, Inc. ........................ 40,082 4,902,830
77,753,213
a
Specialty Retail  —  3 .1%
Best Buy Co., Inc. ........................ 141,731 12,225,716
Home Depot, Inc. (The) .................... 133,349 44,266,534
Lowe's Companies, Inc. .................... 110,706 23,005,814
O'Reilly Automotive, Inc.
(a)
................... 44,044 3,935,332
TJX Companies, Inc. (The) .................. 25,892 4,073,847
Tractor Supply Co. ........................ 471,115 14,496,209
Ulta Beauty, Inc.
(a)
........................ 8,098 4,152,897
Williams-Sonoma, Inc. ..................... 73,096 16,714,131
122,870,480
a
Technology Hardware, Storage & Peripherals  —  8 .1%
Apple, Inc. ............................. 870,000 268,751,700
Hewlett Packard Enterprise Co. ............... 303,565 14,540,764
NetApp, Inc. ............................ 59,311 10,587,014
Seagate Technology Holdings PLC ............. 12,748 10,913,945
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp. ...................... 41,191 $ 22,442,504
327,235,927
a
Textiles, Apparel & Luxury Goods  —  0 .2%
Deckers Outdoor Corp.
(a)
.................... 94,855 9,189,552
a
Trading Companies & Distributors  —  0 .9%
Ferguson Enterprises, Inc. ................... 30,623 7,175,888
United Rentals, Inc. ....................... 4,600 4,964,596
WW Grainger, Inc. ........................ 16,710 23,096,896
35,237,380
a
Total Long-Term Investments — 99.8%
(Cost: $ 2,939,051,419 ) ............................... 4,021,725,654
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(b) (c)
............................ 4,417,746 4,417,746
a
Total Short-Term Securities — 0.1%
(Cost: $ 4,417,746 ) .................................. 4,417,746
Total Investments — 99.9%
(Cost: $ 2,943,469,165 ) ............................... 4,026,143,400
Other Assets Less Liabilities — 0 .1% ..................... 2,337,963
Net Assets — 100.0% ................................. $ 4,028,481,363
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
ESG Optimized MSCI USA ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares
(a)
$ —  $ 227  $ —
(b)
$ (227) $ —  $ —  —  $ 1,206
(c)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 4,603,883  —  (186,137)
(b)
—  —  4,417,746  4,417,746  39,556  —
BlackRock, Inc. .... —  4,518,194  (16,946) 854  187,665  4,689,767  4,301  24,416  —
$ —  $ 627  $ 187,665
$ 9,107,513
$ 65,178  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 18 09/18/26 $ 6,767 $ (28,689)

iShares
®
ESG Optimized MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2026

Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 4,021,725,654  $ —  $ —  $ 4,021,725,654
Short-Term Securities
Money Market Funds ....................................... 4,417,746  —  —  4,417,746
$ 4,026,143,400  $ —  $ —  $ 4,026,143,400
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................ $ (28,689) $ —  $ —  $ (28,689)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)